Mineral Properties	6 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Mineral Properties

Malagasy Joint Venture Ground, Southern Madagascar, Africa

On December 14, 2011, the Company entered into a Definitive Joint Venture Agreement (“JVA”) with Malagasy Minerals Limited (“Malagasy”) (Australian Stock Exchange: ticker MGY) to acquire a 75% interest to explore and develop a defined group of industrial minerals (including graphite, vanadium and approximately 25 other minerals) on ground formerly held 100% by Malagasy.  Malagasy retained a 25% interest.  This land position covers an area totaling 2,119 permits and 827.7 square kilometres.  This land's position is mainly adjacent to the south and east of the Company's 100% owned Green Giant Property.  Under the terms of the JVA, the Company paid $2,261,690 and issued 7,500,000 common shares valued at $1,350,000.   Malagasy has a carried interest until the Company delivers a Bankable Feasibility Study (”BFS”).  Upon the delivery of a BFS, Malagasy will be required to contribute its 25% interest in the development and mining operations.   Should either party's interest fall below 10%, their position will be diluted to a 2% NSR.  As it has not yet determined whether the property has probable or proven reserves, the Company recognized an impairment loss during fiscal 2012 totaling $3,770,129 which represented the total cash paid, value of common shares issued, and legal and other professional fees paid relating to the acquisition of the 75% interest in the property.

Green Giant Property, Southern Madagascar, Africa

On August 22, 2007, the Company entered into a joint venture agreement with Madagascar Minerals and Resources Sarl ("MMR"), a Madagascar incorporated company.  A joint venture was established with the Company owning a 75% interest and MMR owning a 25% interest in the Green Giant Property.  In order to acquire the 75% interest, the Company paid $765,000, issued 1,250,000 common shares and 500,000 now expired common share purchase warrants.  Further, on December 10, 2007, the Company issued 1,250,000 common shares valued at $375,000 and 500,000 now expired common share purchase warrants.  As it has not yet determined whether the property has probable or proven reserves, the Company recognized an impairment loss during fiscal 2008 totaling $1,200,560 which represented the total cash paid and the value of common shares and share purchase warrants issued.

On July 9, 2009, the Company entered into an agreement with MMR to acquire the remaining 25% interest for $100,000 and terminated the joint venture.  MMR retains a 2% net smelter return (“NSR”).  The NSR on this 25% portion can be purchased by the Company, at the Company's option, for $500,000 in cash or common shares for the first 1% and at a price of $1,000,000 in cash or common shares for the second 1%.

Sagar Property - Romanet Horst, Labrador Trough, Quebec, Canada

The Company holds a 100% interest in 219 claims located in northern Quebec, Canada which were acquired from Virginia Mines Inc.  ("Virginia") on May 2, 2006.  Virginia retains a 2% NSR on this property.